Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Jan. 01, 2017 USD ($)	Jan. 01, 2017 ARS ($)
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value		$ 17,293		$ 12,149		$ 17,911
Derivative liabilities, fair Value		1,369		34,116
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value	$ 29,867		$ 21,700		$ 7,900
Derivative liabilities,notional Value	1,100		44,500
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities,notional Value	1,100		44,500
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value	24,867		11,700		$ 7,900
Derivatives held for trading [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value	$ 5,000		$ 10,000
At fair value [member] | Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value		17,293		12,149		17,911
Derivative liabilities, fair Value		1,369		34,116
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities, fair Value		1,369		34,116
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value		14,555		11,316		$ 17,911
At fair value [member] | Derivatives held for trading [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value		$ 2,738		$ 833